Unaudited Interim Condensed Consolidated Statement of Changes in Shareholders' Equity (Parenthetical) € in Thousands, $ in Millions	6 Months Ended
	Jun. 30, 2021 EUR (€)
Issue of ordinary shares	€ 39,834	[1]
Conversion of convertible notes	8,350
Share issue related cost	2,655	[2]
Registered Offering
Issue of ordinary shares	24,869
Share issue related cost	2,414
At-The-Market Offering
Issue of ordinary shares	6,616
Share issue related cost	€ 241

[1]	Includes €24,869 thousand related to the Registered Offering, €6,616 thousand to shares sold under the at-the-market (“ATM”) program (refer to note 4.5) and €8,350 thousand linked to the conversion of convertible notes (refer to note 4.6.1).
[2]	Includes €2,414 thousand related to the Registered Offering and €241 thousand to shares sold under the at-the-market (“ATM”) program.